Cash, Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 41,974,735		$ 55,871,127
Highly liquid investments	39,937,674		41,980,627
Cash and cash equivalents	$ 81,912,409	$ 4,161,603	$ 97,851,754	$ 4,971,409	$ 163,532,513	$ 109,368,880